Leases - Additional Information (Details)	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)
Leases [Abstract]
Operating lease expenses	¥ 7,958,000	$ 1,093,000	¥ 3,965,000		¥ 4,769,000
Short term lease expenses	¥ 119,000	$ 16,000	4,547,000		91,000
Operating lease, lease not yet commenced, description	As of February 28, 2025, the Group did not have additional operating leases that have not yet commenced	As of February 28, 2025, the Group did not have additional operating leases that have not yet commenced
Impairment loss for operating lease right-of-use assets	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0